Commitments and Contingencies - Summary of Future Capital Lease, Operating Lease and Financing Lease Obligation (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Operating Leases, 2015	$ 78,525
Operating Leases, 2016	74,157
Operating Leases, 2017	64,926
Operating Leases, 2018	64,713
Operating Leases, 2019	54,631
Operating Leases, Thereafter	411,320
Operating Leases, Total minimum lease payments	748,272
Capital Leases, 2015	6,549
Capital Leases, 2016	6,434
Capital Leases, 2017	6,751
Capital Leases, 2018	6,131
Capital Leases, 2019	5,013
Capital Leases, Thereafter	15,545
Capital Leases, Total minimum lease payments	46,423
Capital Leases, Less amounts representing interest ranging from 3.6% to 19.6%	(19,779)
Capital Leases, Present value of future minimum lease payments	26,644
Capital Leases, Less current maturities	(2,759)
Capital Leases, Long-term obligations	23,885
Financing Obligations, 2015	34,327
Financing Obligations, 2016	33,756
Financing Obligations, 2017	35,803
Financing Obligations, 2018	37,255
Financing Obligations, 2019	36,564
Financing Obligations, Thereafter	255,396
Financing Obligations, Total minimum lease payments	433,101
Financing Obligations, Less amounts representing interest ranging from 3.6% to 19.6%	(219,875)
Financing Obligations, Present value of future minimum lease payments	213,226
Financing Obligations, Less current maturities	(6,908)
Financing Obligations, Long-term Debt	$ 206,318